Note 1 - Basis of Presentation and General Information 1	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Bulkers Holdings Limited (“Costamare Bulkers”), a company organized under the laws of the Republic of the Marshall Islands on September 29, 2023, and its wholly-owned subsidiaries (collectively, the “Company”).

Costamare Inc. (“Costamare”), a publicly listed company on the New York Stock Exchange, subscribed on July 11, 2024 for and was issued 10,000 shares of the capital stock of Costamare Bulkers at a par value of $0.0001 per share, making Costamare the sole shareholder of the Company. On July 15, 2024, Costamare Bulkers subscribed for and was issued one share of the capital stock of Costamare Bulkers Ships Inc. (“CBSI”), a company organized under the laws of the Republic of the Marshall Islands, at a par value of $1 per share, making Costamare Bulkers the sole shareholder of CBSI.

On April 17, 2025, the Board of Directors of Costamare approved the spin-off of its dry bulk business into a standalone company, Costamare Bulkers, by way of a pro rata distribution of Costamare Bulkers shares to Costamare shareholders (the “Spin-Off”). In connection with the Spin-Off, Costamare undertook a series of transactions and entered into various agreements effecting the separation of its dry bulk business as provided in the Separation and Distribution Agreement, which governs the relationship between the Company and Costamare and allocates between the two companies various assets, liabilities and obligations. Costamare Bulkers had previously acquired the shares of 67 wholly-owned subsidiaries from Costamare. Among these, 38 subsidiaries owned dry bulk vessels, 17 had previously owned and sold or had entered into agreements to sell their dry bulk vessels, and 12 were designated for future dry bulk vessel acquisitions. Following the acquisition, Costamare Bulkers contributed all 67 subsidiaries to its wholly-owned subsidiary, CBSI. In connection with the Spin-off and in accordance with the Separation and Distribution Agreement, Costamare also contributed $100,000 in cash to Costamare Bulkers, prepaid $150,225 in bank loans associated with the Costamare Bulkers business, and settled or extinguished all intercompany balances between Costamare and the Company.

On May 6, 2025, Costamare completed the Spin-Off of Costamare Bulkers and distributed to Costamare shareholders of record on April 29, 2025, on a pro rata basis, one common share of Costamare Bulkers for every five Costamare common shares (24,022,218 Costamare Bulkers shares were distributed to the Costamare shareholders). On the same day, Costamare Bulkers acquired the shares of Costamare Bulkers Inc. (“CBI”) from Costamare and a minority shareholder. CBI, a dry bulk operating platform, charters-in and charters-out dry bulk vessels, enters into contracts of affreightment and forward freight agreements (“FFAs”) and may also utilize hedging solutions. The shares of Costamare Bulkers began “regular way” trading on the New York Stock Exchange on May 7, 2025. The Spin-Off was considered as a nonreciprocal transfer from Costamare to Costamare Bulkers and was accounted for at the carrying amounts of the net assets of the businesses transferred.

On September 26, 2025, the Company signed a Strategic Cooperation Agreement (the “Cooperation Agreement”) with Cargill International S.A. (“Cargill”). Pursuant to the Cooperation Agreement, the Company agreed to transfer to Cargill the majority of its operating platform trading book, including a majority of the third-party vessels chartered-in by CBI, cargo transportation commitments and derivative positions, held at the time the Cooperation Agreement was executed. The above-mentioned transfers were subject to the agreement of third parties, such as (among others) vessel owners from which CBI had chartered-in vessels, cargo owners with respect to cargo transportation commitments CBI had assumed and clearing members or exchanges through which derivatives positions had been traded. Cargill also agreed to charter-in four additional Supramax vessels from the Costamare Bulkers’ owned fleet on a time charter basis for a period of four to six months. As of December 31, 2025, all but eleven of the 28 chartered-in vessels along with cargo transportation commitments included in the Cooperation Agreement, had been transferred to Cargill via novation agreements or back-to-back time charter relets (Note 17) and the transfer of FFA positions had also been concluded (Note 16).

As of December 31, 2025, the aggregate issued share capital of the Company was 24,362,000 common shares, of which 24,180,472 common shares were outstanding. Members of the Konstantakopoulos Family owned, directly or indirectly, approximately 65.8% of the outstanding common shares, in the aggregate as of that date. The Company owned a fleet of 31 dry bulk vessels with a total carrying capacity of approximately 2,842,297 of dead-weight tonnage (“DWT”), through wholly-owned subsidiaries, as of December 31, 2025. In addition, as of December 31, 2025, Costamare Bulkers had 66 wholly-owned subsidiaries incorporated in the Republic of Liberia and two incorporated in the Republic of the Marshall Islands.

Costamare Bulkers Holdings Limited Predecessor [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The predecessor combined carve-out financial statements include the dry bulk business of Costamare Inc. (“Costamare”), a publicly listed company on the New York Stock Exchange, prior to the spin-off of such business into a standalone public company, Costamare Bulkers Holdings Limited (“Costamare Bulkers”), a company organized under the laws of the Republic of the Marshall Islands, on May 6, 2025 by way of a pro rata distribution of Costamare Bulkers shares to Costamare shareholders (“Spin-Off”). The dry bulk business consists of: (i) 67 wholly-owned subsidiaries of Costamare, operating or having operated or been formed with the intention to operate in the dry bulk sector with owned vessels since June 2021 along with Costamare Bulkers Ships Inc. (“CBSI”), a wholly-owned indirect subsidiary of Costamare, organized under the laws of the Republic of the Marshall Islands in July 2024 (the “Owned Dry Bulk Fleet Business”) and (ii) Costamare Bulkers Inc. (“CBI”), a majority-owned subsidiary of Costamare organized in the Republic of the Marshall Islands in June 2021 operating as a dry bulk operating platform. Entities under the Owned Dry Bulk Fleet Business and CBI are hereinafter referred to as the “Company” in these predecessor combined carve-out financial statements, as illustrated in Table 1 below.

As of December 31, 2024, the Owned Dry Bulk Fleet Business had a fleet of 38 dry bulk vessels with a total carrying capacity of approximately 3,016,855 DWT. The entities under the Owned Dry Bulk Fleet Business provide worldwide marine transportation services by chartering their dry bulk vessels to a diverse group of charterers.

During the fourth quarter of 2022, Costamare established a dry bulk operating platform under CBI. CBI charters-in and charters-out dry bulk vessels, enters into contracts of affreightment and forward freight agreements (“FFAs”) and also utilizes hedging solutions. As of December 31, 2024, CBI charters-in 50 third-party dry bulk vessels on period time charters (including one dry bulk vessel on a time charter trip).

On July 11, 2024 Costamare subscribed for and was issued 10,000 shares of the capital stock of Costamare Bulkers, at a price of $0.0001 per share, making Costamare the sole shareholder of Costamare Bulkers. On May 6, 2025, the Spin-Off was completed, and Costamare Bulkers was separated from Costamare and its shares were distributed pro rata, one common share of Costamare Bulkers for every five Costamare common shares held by the shareholders of record of Costamare on April 29, 2025. On the same day, Costamare Bulkers acquired the shares of CBI from Costamare and a minority shareholder of Costamare. Following the completion of the Spin-off, Costamare Bulkers became a publicly listed company, and its shares began “regular way” trading separately from Costamare shares on the New York Stock Exchange on May 7, 2025. The purpose of these financial statements is to present the results of operations of the Company through May 6, 2025, the date on which the Spin-Off was completed following which the Company commenced operations as part of the publicly listed company, Costamare Bulkers.

The management of the Company believes the assumptions underlying the predecessor combined carve-out financial statements, including the assumptions regarding the allocation of general corporate expenses from Costamare, are reasonable. Nevertheless, the Company’s predecessor combined carve-out financial statements may not include all of the actual expenses that would have been incurred had the Company operated as a standalone company during the periods presented and may not reflect the Company’s predecessor combined carve-out results of operations, financial position and cash flows had the Company operated as a standalone company during the periods presented. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.

The predecessor combined carve-out financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a “carve-out” basis from the accounting records of Costamare using the historical carrying costs of the entities included in these predecessor carve-out financial statements for the periods presented, including allocation of expenses from Costamare. The management of the Company believes the allocations have been determined on a basis that is a reasonable reflection of the utilization of services provided to, or the benefit received by, the Company during the period presented. The actual basis of allocation is described below.

These predecessor combined carve-out financial statements include the assets, liabilities, revenues, expenses and cash flows directly attributable to the Company, plus the following item which has been allocated as set forth below:

General and Administrative Expenses: General and administrative expenses, consisting mainly of legal fees, audit fees and other various General and administrative expenses, were allocated to the Owned Dry Bulk Fleet Business based on the vessels’ owning days of the owning entities and to CBI based on the charter-in days of the chartered-in third-party vessels. Management believes that these allocations reasonably present the financial position, results of operations and cash flows of the Company. For the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025, total expenses allocated by Costamare amounted to $3,709, $6,444 and $1,871, respectively.

All transactions and balances between the Company and Costamare, which were not historically settled in cash, were considered to be effectively settled in cash in the predecessor combined carve-out financial statements at the time the transaction was recorded. The total net effect of the settlement of these transactions between the Company and Costamare was reflected in the predecessor combined carve-out statement of financial position and the predecessor combined carve-out statement of changes in equity as “Net parent investment”, which includes the expenses incurred by Costamare on behalf of the Company.

The Company, as represented by the entities in the predecessor combined carve-out financial statements, operated as distinct business units. Each unit had its own profit and loss responsibility, with its respective Board of Directors acting in the capacity of the Chief Operating Decision Maker.

The Company does not use discrete financial information to evaluate operating results for each type of charter or vessel type, including both owned and chartered-in vessels. As a result, management reviews the operating results of the entire fleet as a whole. Therefore, it has been determined that the Company operates under a single reportable segment.

For the predecessor combined carve-out financial statements for the period from January 1, 2025 to May 6, 2025, the Company has evaluated the effects of subsequent events through March 30, 2026, the date these predecessor combined carve-out financial statements were available to be issued. Please refer to Note 16 for additional information.

The predecessor combined carve-out financial statements for the period from January 1, 2025 to May 6, 2025 include the entities listed in Table 1 below:

Table 1

AA	Company name	Vessel name	Entity’s establishment/ acquisition date	Vessel’s delivery date
1	COSTAMARE BULKERS INC.	N/A	June 9, 2021	-
2	COSTAMARE BULKERS SHIPS INC.	N/A	July 11, 2024	-
3	ADSTONE MARINE CORP.	NORMA	January 4, 2022	March 30 ,2022
4	AMOROTO MARINE CORP. (1)	-	June 28, 2021	August 20, 2021
5	ANDATI MARINE CORP. (2)	VERITY	June 15, 2021	July 15, 2021
6	ARCHET MARINE CORP.	LIBRA	June 15, 2021	January 20, 2022
7	ASTIER MARINE CORP. (2)	PARITY	June 15, 2021	September 1, 2021
8	AUBER MARINE CORP. (1)	-	June 14, 2021	July 19, 2021
9	BABRON MARINE CORP. (1)	-	June 14, 2021	July 14, 2021
10	BAGARY MARINE CORP.	SERENA	June 15, 2021	August 19, 2021
11	BARBAN MARINE CORP.	ALWINE	June 15, 2021	November 18, 2024
12	BARLESTONE MARINE CORP. (4)	-	January 4, 2022	-
13	BARRAL MARINE CORP.	DAWN	June 15, 2021	July 19, 2021
14	BELLET MARINE CORP. (2)	PYTHIAS	June 15, 2021	December 29, 2021
15	BERMEO MARINE CORP. (1)	-	June 28, 2021	August 20, 2021
16	BERMONDI MARINE CORP.	BERMONDI	June 15, 2021	October 27, 2021
17	BERNIS MARINE CORP. (2)	BERNIS	June 15, 2021	July 14, 2021

18	BILSTONE MARINE CORP. (2)	MIRACLE	January 4, 2022	February 7, 2024
19	BLONDEL MARINE CORP.	SEABIRD	June 14, 2021	July 27, 2021
20	BRIANDE MARINE CORP. (1)	-	June 15, 2021	September 9, 2021
21	CAMARAT MARINE CORP. (1)	-	June 15, 2021	November 22, 2021
22	CAMINO MARINE CORP. (4)	-	June 28, 2021	-
23	CANADEL MARINE CORP. (1)	-	June 15, 2021	August 27, 2021
24	CARNOT MARINE CORP.	AUGUST	June 15, 2021	December 18, 2024
25	CARRADE MARINE CORP. (1)	-	June 15, 2021	September 16, 2021
26	CAVALAIRE MARINE CORP. (1)	-	June 15, 2021	July 29, 2021
27	COGOLIN MARINE CORP.	URUGUAY	June 18, 2021	September 3, 2021
28	COURTIN MARINE CORP.	CURACAO	June 18, 2021	October 21, 2021
29	CROMFORD MARINE CORP.	FRONTIER	January 4, 2022	July 9, 2024
30	CRON MARINE CORP. (1)	-	June 18, 2021	January 13, 2022
31	DATTIER MARINE CORP.	-	June 18, 2021	September 22, 2021
32	DRAMONT MARINE CORP. (2)	EQUITY	June 18, 2021	October 7, 2021
33	FABRON MARINE CORP.	ERACLE	June 14, 2021	July 6, 2021
34	FEATHERSTONE MARINE CORP. (4)	-	January 4, 2022	-
35	FERRAGE MARINE CORP.	ATHENA	June 14, 2021	September 27, 2021
36	FONTAINE MARINE CORP. (2)	ACUITY	June 14, 2021	July 19, 2021
37	FRUIZ MARINE CORP.	ORION	June 28, 2021	November 22, 2021
38	GAJANO MARINE CORP. (4)	-	June 28, 2021	-
39	GAMBETTA MARINE CORP. (1)	-	June 14, 2021	July 16, 2021
40	GASSIN MARINE CORP. (1)	-	June 18, 2021	October 25, 2021
41	GATIKA MARINE CORP.	MERCHIA	June 28, 2021	December 17, 2021
42	GRENETA MARINE CORP.	GRENETA	June 14, 2021	December 13, 2021
43	GUERNIKA MARINE CORP.	DAMON	June 28, 2021	December 21, 2021
44	HANSLOPE MARINE CORP. (4)	-	January 4, 2022	-
45	KINSLEY MARINE CORP.	DORADO	January 4, 2022	August 21, 2023
46	LAREDO MARINE CORP. (4)	-	June 28, 2021	-
47	LAUDIO MARINE CORP.	HYDRUS	June 28, 2021	December 23, 2021
48	LENVAL MARINE CORP. (1)	-	June 14, 2021	June 30, 2021
49	MARALDI MARINE CORP.	AEOLIAN	June 14, 2021	August 4, 2021
50	MENDATA MARINE CORP. (4)	-	June 28, 2021	-
51	MERLE MARINE CORP. (2)	CLARA	June 15, 2021	August 18, 2021
52	MORGIA MARINE CORP. (4)	-	June 28, 2021	-
53	NAILSTONE MARINE CORP. (4)	-	January 4, 2022	-
54	OLDSTONE MARINE CORP.	ENNA	January 4, 2022	August 3, 2023
55	ONTON MARINE CORP. (1)	-	June 28, 2021	October 15, 2021
56	POMAR MARINE CORP.	PHOENIX	June 28, 2021	December 31, 2021
57	RAVENSTONE MARINE CORP.	MAGNES	January 4, 2022	November 12, 2024
58	RIVOLI MARINE CORP. (1)	-	June 14, 2021	July 16, 2021
59	ROCESTER MARINE CORP. (4)	-	January 4, 2022	-
60	SAUVAN MARINE CORP.	SAUVAN	June 14, 2021	July 14, 2021
61	SHAEKERSTONE MARINE CORP.	ARYA	January 4, 2022	September 29, 2023

62	SILKSTONE MARINE CORP.	PROSPER	January 4, 2022	June 10, 2024
63	SMOLLET MARINE CORP. (1)	-	June 14, 2021	June 14, 2021
64	SNARESTONE MARINE CORP. (4)	-	January 4, 2022	-
65	SOLIDATE MARINE CORP. (3)	RESOURCE	June 28, 2021	September 8, 2021
66	SWEPTSTONE MARINE CORP. (4)	-	January 4, 2022	-
67	TERRON MARINE CORP.	FARMER	June 14, 2021	September 27, 2021
68	VAILLANT MARINE CORP. (1)	-	June 14, 2021	August 17, 2021
69	VALROSE MARINE CORP.	BUILDER	June 14, 2021	June 14, 2021

(1) Companies that sold their vessels in the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025.
(2) Companies that agreed to sell a vessel on or after May 6, 2025.
(3) Companies that agreed to sell a vessel during the period January 1, 2025 to May 6, 2025.
(4) Companies to be used for future vessels’ acquisitions.